Unaudited consolidated interim statements of cash flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flow from operating activities
Loss for the period	€ (34,626)	€ (61,378)
Adjustments for the period:
Income taxes	3	3
Depreciation and amortization	2,520	577
Net gain on disposal of leasehold improvements and equipment	(24)	0
Loss from write-down of inventories	456	0
Share-based payments	1,472	7,389
Finance income / (costs) - net	(465)	472
Total	(30,664)	(52,937)
Change in trade and other receivables	(391)	543
Change in inventories	7	(66)
Change in other assets and prepaid expenses	1,525	(5,473)
Change in trade, other payables, provisions and contract liabilities	(10,308)	(8,867)
Sub-total	(39,831)	(66,800)
Interest received	155	924
Paid interest	(648)	(695)
Paid income tax	(3)	(3)
Net cash used in operating activities	(40,327)	(66,574)
Cash flow from investing activities
Purchase of leasehold improvements and equipment, including upfront payments for right-of-use assets	(20)	(11)
Cash received from the sale of financial assets	10,857	0
Cash received from the sale of leasehold improvements and equipment	768	0
Net cash generated / (used) for investing activities	11,605	(11)
Cash flow from financing activities
Proceeds from issue of common shares, including exercise of share-based payment awards	4,256	0
Transaction costs related to issue of common shares	(112)	0
Repayment of lease liabilities	(413)	(249)
Repayment of borrowings	(2,917)	(2,965)
Net cash generated / (used) for financing activities	814	(3,214)
Exchange-rate related changes of cash and cash equivalents	143	(431)
Net changes to cash and cash equivalents	(27,908)	(69,799)
Cash and cash equivalents at the beginning of the period	38,529	190,286
Cash and cash equivalents at the end of the period	€ 10,764	€ 120,056